Finance income and expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Finance income and expense
Finance income and expense

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Finance income:
Interest received on cash balances	754	861	345
Foreign exchange gain on translating foreign currency denominated balances	—	1,922	—
Fair value adjustment on derivative financial instruments (note 18)	1,597	—	6,650
Other Income	—	—	23
Total finance income	2,351	2,783	7,018

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Finance expense:
Fair value adjustment on derivative financial instruments (note 18)	—	1,219	—
Interest on discounted lease liability	50	—	—
Foreign exchange loss on translating foreign currency denominated balances	305	—	2,392
Unwinding of discount factor related to the assumed contingent arrangement (note 20)	119	106	73
Total finance expense	474	1,325	2,465